Long-term Debt and Interest Rate Swap (Tables) - Vencore Holding Corp. and KGS Holding Corp.	3 Months Ended
Mar. 30, 2018
Debt Instrument [Line Items]
Schedule of Outstanding Indebtedness
The Company’s total outstanding indebtedness at December 31, 2016, 2017 and March 30, 2018 consisted of the following (in thousands):

	As of December 31, 2016		As of December 31, 2017		As of March 30, 2018 (unaudited)
	Interest Rate	Outstanding Balance	Interest Rate	Outstanding Balance	Interest Rate	Outstanding Balance
UBS First Lien	5.75%	$547,928	6.08%	$542,137	6.44%	$540,689
Cortland First Lien	—%	—	7.35%	206,938	7.73%	204,250
UBS Second Lien	9.75%	244,200	10.08%	244,200	10.44%	244,200
UBS / B1 loans	7.75%	113,559		—		—
Discount		(21,970)		(16,770)		(15,071)
Deferred financing		(5,493)		(5,489)		(5,070)
Current portion		(18,244)		(23,338)		(23,338)
Long‑term debt, net of current portion		$859,980		$947,678		$945,660

Schedule of Expected Maturities of Long-term Debt	Scheduled maturities of long‑term debt as of March 30, 2018 were as follows (in thousands):

Years ending December 31,
2018	$19,202
2019	548,362
2020	265,700
2021	21,500
2022	21,500
Thereafter	112,875
$989,139